Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 361	$ 394	$ 376
Realized losses on securities	(105)	(13)	(9)
Earnings before income taxes	256	381	367
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	363	385	371
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ (2)	$ 9	$ 5